SCHEDULE OF INVESTMENTS
InvestEd Income Portfolio (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	16	$264
Ivy Corporate Bond Fund, Class N	86	562
Ivy Emerging Markets Equity Fund, Class N	79	1,492
Ivy Global Bond Fund, Class N	137	1,351
Ivy Government Money Market Fund, Class N	2,652	2,652
Ivy Government Securities Fund, Class N	5,311	29,687
Ivy High Income Fund, Class N	260	1,848
Ivy International Core Equity Fund, Class N	119	2,043
Ivy Large Cap Growth Fund, Class N	179	4,730
Ivy LaSalle Global Real Estate Fund, Class N	48	544
Ivy Limited-Term Bond Fund, Class N	3,616	39,375
Ivy Mid Cap Growth Fund, Class N	37	1,068
Ivy Mid Cap Income Opportunities Fund, Class N	72	1,076
Ivy ProShares MSCI ACWI Index Fund, Class N	452	5,326
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	24	266
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	398	5,045
Ivy Securian Core Bond Fund, Class N	551	6,081
Ivy Small Cap Core Fund, Class N	14	261
Ivy Small Cap Growth Fund, Class N	11	248
Ivy Value Fund, Class N	190	4,559

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$108,478

(Cost: $106,002)

SHORT-TERM SECURITIES	Principal
Master Note - 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(A)	$298	298

TOTAL SHORT-TERM SECURITIES – 0.3%		$298

(Cost: $298)

TOTAL INVESTMENT SECURITIES – 100.2%		$108,776

(Cost: $106,300)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(164)

NET ASSETS – 100.0%		$108,612

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$108,478	$—	$—
Short-Term Securities	—	298	—

Total	$108,478	$298	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$106,300

Gross unrealized appreciation	3,110
Gross unrealized depreciation	(634)

Net unrealized appreciation	$2,476